Note 1 - Business and Basis of Presentation	12 Months Ended
Feb. 02, 2013
Business Description and Basis of Presentation [Abstract]
Business Description and Basis of Presentation [Text Block]

1. Business and Basis of Presentation

Business

We are a multi-channel retail company primarily marketing to teenage girls. We generate revenue by selling to consumers through the integration of e-commerce websites, direct mail catalogs and our mall-based retail stores. Through our e-commerce webpages and catalogs, we sell primarily our own proprietary brand products and some name brand products, directly to consumers, including apparel, accessories and footwear. Our mall-based retail stores derive revenue primarily from the sale of apparel and accessories.

Fiscal Year

The Company’s fiscal year ends on the Saturday closest to January 31st, typically resulting in a fifty-two week year, but occasionally giving rise to an additional week, resulting in a fifty-three week year. We refer to the 53-week year ended February 2, 2013 as “fiscal 2012”, and to the 52-week fiscal year ended January 28, 2012 as “fiscal 2011”, and to the 52-week fiscal year ended January 29, 2011 as “fiscal 2010”.

Reclassifications

 Certain reclassifications have been made to prior year amounts to conform with current year presentation. The effect of these reclassifications is not material.

Basis of Presentation

The accompanying consolidated financial statements include the historical financial statements of and transactions applicable to the Company and reflect its assets, liabilities, results of operations and cash flows.